EQUITY (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr $ / shares shares
Equity 1	899,795
Equity 2 | shares	5,613,130
Equity 3 | shares	2,102,484
Equity 4 | $ / shares	$ 6.44
Equity 5	$ 13,500,000
Equity 6	700,000
Equity 7	12,800,000
Equity 8	$ 9,000,000
Equity 9	0
Equity 10	685,000
Equity 11 | shares	76,368
Equity 12	$ 0
Equity 13	2,827,500
Equity 14	$ 486,316
Equity 15 | shares	584,231
Equity 16 | shares	4,467,135
Equity 17 | shares	3,000,000
Equity 18	$ 15,900,000
Equity 19	9,000,000
Equity 20	$ 6,900,000
Equity 21 | shares	3,000,000
Equity 22 | shares	725,000
Equity 23	$ 1,500,000
Equity 24	2,200,000
Equity 25	1,100,000
Equity 26	800,000
Equity 27	$ 360,000
Equity 28 | shares	920,757
Equity 29	$ 3,800,000
Equity 30	3,700,000
Equity 31	$ 100,000
Equity 32 | shares	439,503
Equity 33 | shares	50,000
Equity 34	$ 206,000
Equity 35	120,000
Equity 36	$ 86,000
Equity 37 | shares	51,875
Equity 38	$ 102,000
Equity 39 | shares	5,000
Equity 40	$ 13,000
Equity 41	$ 13,000
Equity 42 | shares	2,712,000
Equity 43 | shares	2,286,000
Equity 44	$ 1,600,000
Equity 45	273,000
Equity 46	0.78
Equity 47	$ 1,300,000
Equity 48 | yr	1.8